Equity reserves - Schedule of detailed information about share-based payment awards (Details) Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) Share	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) Share
Number
Granted | Share		1,618		424
Ending balance | Share		2,144
Weighted average exercise price
Granted | $ / shares	$ 2.51
Ending balance | $ / shares	4.66
Aggregate Value [Roll Forward]
Beginning balance		$ 12,200		$ 14,138
Granted		1,812		1,792
Exercised		(693)		(649)
Expired		(544)		(365)
Forfeited		(922)		(2,716)
Ending balance		$ 11,853		$ 12,200
RSUs [Member]
Number
Beginning Balance | Share		217		200
Granted | Share		0		230
Exercised | Share		(83)		(63)
Expired | Share		0		0
Forfeited | Share		(64)		(150)
Ending balance | Share		70		217
Value
Beginning balance		$ 830		$ 1,440
Granted		308		891
Exercised		(693)		(649)
Expired		0		0
Forfeited		(205)		(852)
Ending balance		$ 240		$ 830
Options [Member]
Number
Beginning balance | Share		890		1,008
Granted | Share		1,618		424
Exercised | Share		0		0
Expired | Share		(32)		(29)
Forfeited | Share		(332)		(513)
Ending balance | Share		2,144		890
Weighted average exercise price
Beginning balance | $ / shares	10.08		$ 12.55
Granted | $ / shares	2.51		6.6
Exercised | $ / shares	0		0
Expired | $ / shares	(30.4)		(24)
Forfeited | $ / shares	(6.22)		(11.26)
Ending balance | $ / shares	4.66		10.08
Value
Beginning balance		$ 4,649		$ 5,899
Granted		1,504		901
Exercised		0		0
Expired		(544)		(365)
Forfeited		(717)		(1,786)
Ending balance		$ 4,892		$ 4,649
Warrants [Member]
Number
Beginning Balance | Share		328		342
Granted | Share		0		0
Exercised | Share		0		0
Expired | Share		0		0
Forfeited | Share		0		(14)
Ending balance | Share		328		328
Weighted average exercise price
Beginning balance | $ / shares	13		13
Granted | $ / shares	0		0
Exercised | $ / shares	0		0
Expired | $ / shares	0		0
Forfeited | $ / shares	0		0
Ending balance | $ / shares	$ 13		$ 13
Value
Beginning balance		$ 6,721		$ 6,799
Granted		0		0
Exercised		0		0
Expired		0		0
Forfeited		0		(78)
Ending balance		$ 6,721		$ 6,721